CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash	R$ 416,822	R$ 196,061
Bank Deposit Certificate – CDB	79,781	3,625
Repurchase agreements	545,094	333,223
Automatic application - DIP	0	213,287
Automatic application	7,208	0
Time Deposit	217,502	245,448
Others	2,485	0
Total cash and cash equivalents	R$ 1,268,892	R$ 991,644	R$ 1,458,776	R$ 1,210,009